Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Non-current financial assets, equity investments	$ 1,577	$ 1,524
Non-current financial asstets debt securities	36	33
Non-current financial assets, fund investments	366	233
Noncurrent financial assets, total financial investments	1,979	1,790
Long term receivables from finance subleases	83	66
Other long-term receivables	125	104
Contingent consideration receivables	625	399
Long-term loans, advances and security deposits	89	159
Total financial assets	$ 2,901	$ 2,518